(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Cash Flows Attributable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss on discontinued operation [Abstract]
Cash flows from operating activities	$ (40)	$ (22)	$ (5)